Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 665	$ 3,107
Cash at bank	221,176	745,614
Total	$ 221,841	$ 748,721